CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 45,282	$ 58,749
Short-term bank deposits	239	210
Short-term marketable securities	27,350	3,426
Trade receivables	67,358	56,016
Other receivables and prepaid expenses	19,064	13,012
Inventories	22,032	31,463
Total current assets	181,325	162,876
LONG-TERM ASSETS:
Long-term trade receivables	13,065	15,753
Long-term marketable securities	0	28,518
Long-term financial investments	2,790	3,008
Deferred tax assets	7,773	9,838
Operating lease right-of-use assets	30,077	32,534
Severance pay funds	21,163	18,004
Total long-term assets	74,868	107,655
PROPERTY AND EQUIPMENT, NET	29,248	27,321
INTANGIBLE ASSETS, NET	19	489
GOODWILL	37,560	37,560
Total assets	323,020	335,901
CURRENT LIABILITIES:
Trade payables	6,416	7,543
Other payables and accrued expenses	30,284	25,823
Deferred revenues	38,243	38,438
Short-term operating lease liabilities	6,635	5,954
Total current liabilities	81,578	77,758
LONG-TERM LIABILITIES:
Accrued severance pay	18,278	16,387
Deferred revenues and other liabilities	20,517	19,434
Long-term operating lease liabilities	31,348	30,508
Total long-term liabilities	70,143	66,329
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)

Total liabilities	151,721	144,087
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value authorized: 200,000,000 and 200,000,000 shares as of December 31, 2025 and 2024, respectively; Issued: 65,730,082 and 65,170,217 shares as of December 31, 2025 and 2024, respectively; Outstanding: 27,089,259 and 29,679,755 shares as of December 31, 2025 and 2024, respectively	112	112
Additional paid-in capital	422,477	415,716
Treasury stock at cost – 38,640,823 and 35,490,462 shares as of December 31, 2025 and 2024, respectively	(280,930)	(250,331)
Accumulated other comprehensive income	6,416	1,114
Retained earnings	23,224	25,203
Total shareholders’ equity	171,299	191,814
Total liabilities and shareholders’ equity	$ 323,020	$ 335,901